SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE TO OPERATING LEASES (Details)	Mar. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 87,378
2027	87,378
2028	78,277
Total minimum finance lease liabilities payment	253,033
Less: imputed interest	(17,748)
Operating lease liabilities	$ 235,285